SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	$ 2,847,000,000	$ 2,859,000,000
Carrying amount in the statements of financial position	3,006,000,000	2,586,000,000
Carrying amount of interests in associates and joint ventures	6,817,000,000	6,529,000,000
Al Jubail | Joint Venture
Share of:
Loans receivable converted to equity, related party		31,000,000
Cash injection made to related parties		30,000,000
Loan receivable	109,000,000
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position	636,000,000	780,000,000
Share of:
Income from continuing operations	33,000,000	87,000,000
Other comprehensive income (loss)	(20,000,000)	2,000,000
Total comprehensive income	13,000,000	89,000,000
Al Jubail
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position		$ 26,000,000	$ 0
Share of:
Proportion of ownership interest in joint venture (in percent)		40.80%
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	328,000,000	$ 304,000,000
Share of:
Income from continuing operations	15,000,000	26,000,000
Other comprehensive income (loss)	(8,000,000)	1,000,000
Total comprehensive income	7,000,000	27,000,000
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	964,000,000	1,084,000,000
Share of:
Income from continuing operations	48,000,000	113,000,000
Other comprehensive income (loss)	(28,000,000)	3,000,000
Total comprehensive income	$ 20,000,000	$ 116,000,000